UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Burney
Title:  Chief Financial Officer
Phone:  (610) 727-3702


Signature, Place and Date of Signing:

/s/ Scott A. Burney                 Berwyn, PA              February 8, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $613,630
                                        (thousands)


List of Other Included Managers:

No.  Form 13F File Number               Name

(1)  28-10707                           Fairfield Redstone Fund, Ltd.

                        FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                        VALUE    SHRS OR   SH/  PUT/   INVSTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (x1000)  PRN AMT   PRN  CALL   DISCRETN   MGRS   SOLE  SHARED     NONE
--------------                  --------         -----       -------  -------   ---  ----   --------   ----   ----  ------     ----
ACAMBIS PLC SPON                SPONSORED ADR    004286100    3,630     502,100 SH          SHARED     (1)            502,100
AIRTRAN HLDGS INC               COM              00949P108    7,815     487,500 SH          SHARED     (1)            487,500
ALADDIN KNOWLEDGE SYS LTD       ORD              M0392N101    5,335     309,800 SH          SHARED     (1)            309,800
ALAMOSA  HLDGS INC              COM              011589108    7,079     380,400 SH          SHARED     (1)            380,400
ALASKA COMMUNICATIONS SYS GR    COM              01167P101    5,883     579,000 SH          SHARED     (1)            579,000
AMERICAN TOWER CORP             CL A             029912201    7,471     275,700 SH          SHARED     (1)            275,700
AMR CORP                        COM              001765106    2,668     120,000 SH          SHARED     (1)            120,000
ARCHER DANIELS MIDLAND CO       COM              039483102    8,703     352,900 SH          SHARED     (1)            352,900
ARMOR HOLDINGS INC              COM              042260109    4,900     114,900 SH          SHARED     (1)            114,900
ARROW INTL INC                  COM              042764100    3,140     108,300 SH          SHARED     (1)            108,300
AT ROAD INC                     COM              04648K105    5,300   1,013,300 SH          SHARED     (1)          1,013,300
BENCHMARK ELECTRS INC           COM              08160H101    5,657     168,200 SH          SHARED     (1)            168,200
BROADCOM CORP                   CL A             111320107    6,205     131,600 SH          SHARED     (1)            131,600
BRONCO DRILLING CO INC          COM              112211107    3,590     156,000 SH          SHARED     (1)            156,000
CB RICHARD ELLIS GROUP INC      CL A             12497T101    5,891     100,100 SH          SHARED     (1)            100,100
CBEYOND COMMUNICATIONS INC      COM              149847105    4,238     411,500 SH          SHARED     (1)            411,500
CHAMPION ENTERPRISES INC        COM              158496109    5,372     394,400 SH          SHARED     (1)            394,400
CHESAPEAKE ENERGY CORP          COM              165167107    6,210     195,700 SH          SHARED     (1)            195,700
COGNIZANT TECHNOLOGY SOLUTIO    CL A             192446102    7,928     157,700 SH          SHARED     (1)            157,700
COLUMBUS MCKINNON CORP NY       COM              199333105    4,066     185,000 SH          SHARED     (1)            185,000
COMMUNITY HEALTH SYS INC NEW    COM              203668108    5,728     149,400 SH          SHARED     (1)            149,400
COMPUTER PROGRAMS & SYS INC     COM              205306103    5,655     136,500 SH          SHARED     (1)            136,500
COMPUTER SCIENCES CORP          COM              205363104    2,790      55,100 SH          SHARED     (1)             55,100
COMTECH TELECOMMUNICATIONS      COM NEW          205826209    9,862     322,800 SH          SHARED     (1)            322,800
CRA INTL INC                    COM              12618T105    5,656     118,600 SH          SHARED     (1)            118,600
CVS CORP                        COM              126650100    5,440     205,900 SH          SHARED     (1)            205,900
CYPRESS SEMICONDUCTOR CORP      COM              232806109    7,885     553,300 SH          SHARED     (1)            553,300
DENBURY RES INC                 COM NEW          247916208    5,203     228,400 SH          SHARED     (1)            228,400
DIGITAL RIV INC                 COM              25388B104    6,147     206,700 SH          SHARED     (1)            206,700
DIODES INC                      COM              254543101    4,797     154,500 SH          SHARED     (1)            154,500
DISTRIBUTED ENERGY SYS CORP     COM              25475V104    5,450     719,000 SH          SHARED     (1)            719,000
DOBSON COMMUNICATIONS CORP      CL A             256069105    6,310     841,300 SH          SHARED     (1)            841,300
ELIZABETH ARDEN INC             COM              28660G106    4,722     235,400 SH          SHARED     (1)            235,400
ENERGY CONVERSION DEVICES INC   COM              292659109    5,143     126,200 SH          SHARED     (1)            126,200
EVERGREEN SOLAR INC             COM              30033R108    6,390     600,000 SH          SHARED     (1)            600,000
FAIRCHILD SEMICONDUCTOR INTL    COM              303726103    5,081     300,500 SH          SHARED     (1)            300,500
GAMESTOP CORP NEW               CL A             36467W109    5,817     182,800 SH          SHARED     (1)            182,800
GASCO ENERGY INC                COM              367220100    8,172   1,251,500 SH          SHARED     (1)          1,251,500
GRAFTECH INTL LTD               COM              384313102    3,680     591,700 SH          SHARED     (1)            591,700
GRANT PRIDECO INC               COM              38821G101    6,821     154,600 SH          SHARED     (1)            154,600
HALLIBURTON CO                  COM              406216101    5,205      84,000 SH          SHARED     (1)             84,000
HEXCEL CORP NEW                 COM              428291108    5,906     327,200 SH          SHARED     (1)            327,200
HUNT JB TRANS SVCS INC          COM              445658107    5,257     232,200 SH          SHARED     (1)            232,200
JOHNSON CTLS INC                COM              478366107    5,556      76,200 SH          SHARED     (1)             76,200
KERYX BIOPHARMACEUTICALS INC    COM              492515101    5,196     354,900 SH          SHARED     (1)            354,900
L-3 COMMUNICATIONS HLDGS INC    COM              502424104    5,294      71,200 SH          SHARED     (1)             71,200
LIBERTY GLOBAL INC              COM SER C        530555309    6,896     325,300 SH          SHARED     (1)            325,300
LINCARE HLDGS INC               COM              532791100    4,367     104,200 SH          SHARED     (1)            104,200
LIONBRIDGE TECHNOLOGIES INC     COM              536252109    5,749     819,000 SH          SHARED     (1)            819,000
LIONS GATE ENTMT CORP           COM              535919203    3,660     476,600 SH          SHARED     (1)            476,600
LUMINEX CORP DEL                COM              55027E102    4,529     389,800 SH          SHARED     (1)            389,800
MARTIN MARIETTA MATLS INC       COM              573284106    5,355      69,800 SH          SHARED     (1)             69,800
MCCORMICK & SCHMICKS SEAFD      COM              579793100    4,298     190,600 SH          SHARED     (1)            190,600
MCDERMOTT INTL INC              COM              580037109   12,018     269,400 SH          SHARED     (1)            269,400
MEDIMMUNE INC                   COM              584699102    5,589     159,600 SH          SHARED     (1)            159,600
MEMC ELECTR MATL INC            COM              552715104    7,591     342,400 SH          SHARED     (1)            342,400
MONSANTO CO NEW                 COM              61166W101    6,668      86,000 SH          SHARED     (1)             86,000
NATIONAL OILWELL VARCO INC      COM              637071101    5,461      87,100 SH          SHARED     (1)             87,100
NETGEAR INC                     COM              64111Q104    5,321     276,400 SH          SHARED     (1)            276,400
NETLOGIC MICROSYSTEMS INC       COM              64118B100    6,189     227,200 SH          SHARED     (1)            227,200
NEW RIV PHARMACEUTICALS INC     COM              648468205   17,022     328,100 SH          SHARED     (1)            328,100
NEWMONT MINING CORP             COM              651639106    6,109     114,400 SH          SHARED     (1)            114,400
NII HOLDINGS INC                CL B NEW         62913F201    5,333     122,100 SH          SHARED     (1)            122,100
NOVATEL INC                     COM              669954109    5,001     181,600 SH          SHARED     (1)            181,600
NOVATEL WIRELESS INC            COM NEW          66987M604    5,534     457,000 SH          SHARED     (1)            457,000
NS GROUP INC                    COM              628916108    6,021     144,000 SH          SHARED     (1)            144,000
ORACLE CORP                     COM              68389X105    5,132     420,300 SH          SHARED     (1)            420,300
PANACOS PHARMACEUTICALS INC     COM              69811Q106    2,846     410,700 SH          SHARED     (1)            410,700
PATNI COMPUTERS SYS             SPONs ADR        703248203    4,008     172,900 SH          SHARED     (1)            172,900
PENN NATL GAMING INC            COM              707569109    7,490     227,300 SH          SHARED     (1)            227,300
PERINI CORP                     COM              713839108    5,552     229,900 SH          SHARED     (1)            229,900
PHASE FORWARD INC               COM              71721R406    4,431     454,500 SH          SHARED     (1)            454,500
PHELPS DODGE CORP               COM              717265102    3,784      26,300 SH          SHARED     (1)             26,300
PIKE ELEC CORP                  COM              721283109      229      14,100 SH          SHARED     (1)             14,100
PINNACLE ENTMT INC              COM              723456109    5,140     208,000 SH          SHARED     (1)            208,000
QUEST SOFTWARE INC              COM              74834T103    5,528     378,900 SH          SHARED     (1)            378,900
RAE SYS INC                     COM              75061P102    1,914     545,400 SH          SHARED     (1)            545,400
SBA COMMUNICATIONS CORP         COM              78388J106    6,252     349,300 SH          SHARED     (1)            349,300
SIRIUS SATELLITE RADIO INC      COM              82966U103    2,010     300,000 SH          SHARED     (1)            300,000
SMITHFIELD FOODS INC            COM              832248108    5,242     171,300 SH          SHARED     (1)            171,300
SPSS INC                        COM              78462K102    5,595     180,900 SH          SHARED     (1)            180,900
STANDARD PARKING CORP           COM              853790103    5,681     290,000 SH          SHARED     (1)            290,000
STEALTHGAS INC                  SHS              Y81669106    5,250     416,700 SH          SHARED     (1)            416,700
STERIS CORP                     COM              859152100    3,861     154,300 SH          SHARED     (1)            154,300
SUNCOR ENERGY INC               COM              867229106    5,372      85,100 SH          SHARED     (1)             85,100
SUNTECH PWR HLDGS CO LTD        ADR              86800C104    4,311     158,200 SH          SHARED     (1)            158,200
SYMANTEC CORP                   COM              871503108    4,555     260,300 SH          SHARED     (1)            260,300
SYMMETRY MED INC                COM              871546206    5,834     300,900 SH          SHARED     (1)            300,900
SYNERON MEDICAL LTD             ORD SHS          M87245102    6,118     192,700 SH          SHARED     (1)            192,700
TELLABS INC                     COM              879664100    7,876     722,600 SH          SHARED     (1)            722,600
TETRA TECHNOLOGIES INC DEL      COM              88162F105    8,826     289,200 SH          SHARED     (1)            289,200
THERAVANCE INC                  COM              88338T104    4,808     213,500 SH          SHARED     (1)            213,500
TOO INC                         COM              890333107    7,504     266,000 SH          SHARED     (1)            266,000
UBIQUITEL INC                   COM              903474302    3,949     399,300 SH          SHARED     (1)            399,300
UNITED RENTALS INC              COM              911363109    6,678     285,500 SH          SHARED     (1)            285,500
VALERO ENERGY CORP NEW          COM              91913Y100    5,026      97,400 SH          SHARED     (1)             97,400
VALUECLICK INC                  COM              92046N102    5,585     308,400 SH          SHARED     (1)            308,400
VIASAT INC                      COM              92552V100   12,568     470,200 SH          SHARED     (1)            470,200
WALTER INDS INC                 COM              93317Q105   11,669     234,700 SH          SHARED     (1)            234,700
WASHINGTON GROUP INTL INC       COM NEW          938862208   11,701     220,900 SH          SHARED     (1)            220,900
WATSCO INC                      COM              942622200    7,261     121,400 SH          SHARED     (1)            121,400
WEATHERFORD INTERNATIONAL LT    COM              G95089101    4,684     129,400 SH          SHARED     (1)            129,400
WESCO INTL INC                  COM              95082P105    5,422     126,900 SH          SHARED     (1)            126,900
WILLIAMS SCOTSMAN INTL INC      COM              96950G102    6,209     358,700 SH          SHARED     (1)            358,700
WORLD FUEL SVCS CORP            COM              981475106    7,398     219,400 SH          SHARED     (1)            219,400
XENOGEN CORP                    COM              98410R108    1,374     436,300 SH          SHARED     (1)            436,300

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